Document and Entity Information	12 Months Ended
Oct. 04, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 05, 2012
Registrant Name	Drexel Hamilton Mutual Funds
Central Index Key	0001517238
Amendment Flag	false
Document Creation Date	Oct. 05, 2012
Document Effective Date	Oct. 05, 2012
Prospectus Date	Oct. 04, 2012